COLLABORATIVE ARRANGEMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Collaborative Arrangements Transactions [Table Text Block]

The following table outlines the nature and amount of other revenue recognized under the cost sharing and license agreements in the accompanying consolidated financial statements.

	Three months ended June 30,		Six months ended June 30,
	2011	2012	2011	2012
Research and development cost reimbursement	€149	€443	€252	€443
Upfront payments recognized ratably	852	-	1,704	-
Total	€1,001	€443	€1,956	€443